RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 – RELATED PARTY TRANSACTIONS

On July 31, 2013, Trilogy LLC entered into an agreement (the “Agreement”) with Salamanca Holding Company (“SHC”), a Delaware limited liability company, and three former Trilogy LLC’s executives. Pursuant to the Agreement, Trilogy LLC transferred to SHC 80% of Trilogy LLC’s interest in its wholly owned subsidiary, Salamanca Solutions International LLC (“SSI”), in exchange for 2,140 Class C Units held by the three individuals. Pursuant to a subsequent agreement among the owners of SHC, Stewart Sherriff, then 2degrees’ interim Chief Executive Officer and now 2degrees’ Chief Executive Officer, transferred his ownership interest to the other two owners of SHC.

Since 2008, SSI has licensed billing and customer relations management intellectual property that it owned, known as Omega (the “Omega IP”), and associated software support and development services, to the Company’s subsidiary in Bolivia, NuevaTel. NuevaTel paid maintenance fees to SSI that covered most of the operating costs of SSI. The Company believes that SHC, as the majority owner of SSI, intends to concentrate on locating new sources of revenue from third party customers for the software services that SSI can provide. Trilogy LLC, through a wholly owned subsidiary, holds an option to acquire the Omega IP at nominal cost if SSI ceases business operations in the future. Trilogy LLC has the right to appoint one of four members of the SSI board of directors and has certain veto rights over significant SSI business decisions. The impact on our consolidated results related to SSI was an increase to net loss by $150 thousand and $382 thousand, and an increase to net income by $42 thousand for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company and its officers have used, and may continue to use, jet airplanes owned by certain of the Trilogy LLC founders. The Company reimburses the Trilogy LLC founders at fair market value and on terms no less favorable to the Company than the Company believes it could obtain in comparable transactions with a third party for the use of these airplanes. For the years ended December 31, 2018, 2017 and 2016, the Company reimbursed the Trilogy LLC founders approximately $23 thousand, $197 thousand and $120 thousand, respectively, for the use of their airplanes.